Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended				1 Months Ended			3 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended							12 Months Ended
	Oct. 20, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	May 31, 2010	Sep. 30, 2011 Class B Prime units [Member]	Sep. 30, 2011 Chairman and Co-Chief Executive Officer [Member]	Sep. 30, 2011 Chief Operating Officer [Member]	Oct. 29, 2011 Executive compensation [Member]	Feb. 02, 2013 Executive compensation [Member]	Jan. 28, 2012 Executive compensation [Member]	Jan. 29, 2011 Executive compensation [Member]	Apr. 30, 2011 Home Holdings [Member]	Feb. 02, 2013 Home Holdings [Member]	Jan. 28, 2012 Home Holdings [Member]	May 31, 2010 Home Holdings [Member]	Dec. 31, 2008 Home Holdings [Member]	Feb. 02, 2013 Catterton's [Member]	Feb. 02, 2013 Glenhill's [Member]	Feb. 02, 2013 Tower Three [Member]	Jan. 28, 2012 Restoration Hardware Holdings, Inc [Member]	Oct. 20, 2012 Tranche One [Member]	Oct. 20, 2012 Tranche Two [Member]
Related Party Transaction [Line Items]
Parent Company's investment in Initial Public Offering	$ 5,000,000																					$ 2,500,000	$ 2,500,000
Advisory services agreement period	5 years
Additional renewal period of agreement	5 years
Annual management fee percentage																		1.50%	1.00%
Payment of additional fees upon termination in connection with initial public offering																		3,300,000	600,000	3,100,000
Management fees paid		3,900,000	9,900,000	3,900,000											6,000,000						3,900,000
Executive loans with Home Holdings																4,000,000	1,000,000
Ownership equity in Home Holdings		50.00%														1.40%	0.30%
Executive loans interest rate		8.00%
Reduced interest rate on loan amendment					5.00%
Executive loans maturity date		Jul. 06, 2015												Dec. 31, 2015
Additional loan from Home Holdings													600,000	5,000,000
Additional ownership interest														1.70%
Principle amount of loans, including accrued interest							6,559,877	620,712
Capital contribution									$ 6,400,000		$ 6,350,000
Executive loans interest rate					5.00%								5.00%
Unvested restricted stock surrendered						300,000